As filed with the Securities and Exchange Commission on December 7, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21964

Rochdale Core Alternative Strategies Fund TEI LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, NY 10022-6837
(Address of principal executive offices) (Zip code)

Kurt Hawkesworth
570 Lexington Avenue
New York, NY 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2012

Item 1. Reports to Stockholders.

Rochdale Core Alternative Strategies Fund LLC
Rochdale Core Alternative Strategies Fund TEI LLC
Semi-Annual Report
September 30, 2012

Dear Fellow Shareholders,

The Rochdale Core Alternative Strategies Fund LLC (“Taxable Fund”) and Rochdale Core Alternative Strategies Fund TEI LLC (“TEI Fund”), (collectively “RCAS”) seeks to diversify clients’ traditional stock and bond only portfolios through inclusion of alternative strategies. The underlying objective of being hedged at all times across a variety of different investment asset classes is to avoid extreme market movements in either direction. By attempting to capture an appropriate percentage of the upside, and avoiding more of the downside over an economic and stock market cycle, RCAS seeks to provide a better total risk adjusted return than either the stock or bond market.

For the six months ended September 30, 2012, the Taxable Fund returned -2.25% and the TEI Fund returned -2.28% compared to a 3.43% increase in the S&P 500 over the same period. The strategy has performed extremely well during down market periods, however the lack of up capture participation has led us to the decision to adjust the portfolio. Over the past three years the RCAS fund down-capture to the S&P 500 was 30.65%; however the up-capture was also low at only 18.43%.

RCAS has focused on three main areas of hedge fund investing: Equity Long/Short Strategy, Event Multi/Strategy, and Global Macro Strategy. While all strategies have shown to benefit a client portfolio over the long term, the hedge fund landscape has changed over the past few years. We are pleased with our partnership with PineBridge Investments and the work they have done for us through the years. PineBridge shares our concern over a prolonged period of underperformance. The topic of a strategy shift has been in place since the end of 2011.

By analyzing the three various components of the RCAS portfolio we saw some consistent themes:

1.	Equity Long/Short Strategy manager performance was strong, but in line with the overall market in terms of just delivering a lower beta than the overall market. The majority of our current clients can achieve this from basic asset allocation diversification, if they choose

2.	Event Multi/Strategy manager performance was consistently solid for the RCAS, balancing losses with gains over time and delivering on a risk adjusted return basis.

3.	Global Macro Strategy manager performance has been significantly divergent, with gains of some managers consistently offset by losses of other managers.

The performance of RCAS relative to the benchmark has been appropriate, so we are not concerned about the management skills of PineBridge. Therefore we have made an allocation decision to shift focus of our efforts to the area where we see the most opportunity, Event Driven Credit. Our belief, going forward is these actions will show value versus traditional stocks and bonds in the context of a total portfolio.

570 Lexington Avenue, New York, NY 10022-6837 | Tel. 800-245-9888/212-702-3500 | Fax 212-702-3535 | www.rochdale.com
San Francisco                 |               Orlando                      |           Dallas                      |               Richmond

Rochdale has come to appreciate the value of having a more flexible and dynamic approach to investing included within our clients’ portfolios. The traditional method of buying good companies and holding them for a long period has not achieved acceptable returns over the past decade when adjusted for the higher risk of holding equities, and the implementation of alternative investment was designed to reduce this risk. While recent relative performance for RCAS has been disappointing, historically this asset class has shown value and we continue to believe RCAS hold a beneficial place inside portfolios.

Our outlook for the U.S. and global economy remains one of continued slow self-sustaining growth (SSSLOG). With corporate profits still solid, strong liquidity and reasonable valuations, this environment should also remain favorable for investing in stocks and other risky assets. However, due to continuing uncertainty about the path of U.S. fiscal policy and ongoing worries over European growth and sovereign debt, we expect financial markets to remain somewhat volatile going forward. Until investors gain clarity on the implications of future U.S. taxes, as well as the full impact of a stagnant or recessionary Europe on global economic growth and corporate profits, we believe markets will likely remain constrained, with further downside possible if worst case scenarios materialize.

Over the past six months global central banks and policymakers were again large drivers of market direction. Indeed, more than at any point in recent history, financial market movements are tied to the unpredictability of policymakers. For investors, this further reinforces Rochdale’s belief that these “paranormal risks” are now embedded in the financial markets and serves as a reminder that a reminder that the higher volatility experienced by portfolios invested solely in traditional stocks and bonds is likely to persist going forward. On this basis, we believe RCAS continues to represent an appropriate allocation for clients seeking diversification and growth of principal with low volatility across varying market conditions.

Sincerely,
Garrett R. D’Alessandro, CFA, CAIA, AIF®
Chief Executive Officer & President
Rochdale Investment Management LLC

Important Disclosures

The performance returns presented may contain figures estimated by the underlying manager which, if subsequently revised by the underlying manager, may change the returns indicated for the applicable period.

The unsubsidized total annual fund operating expense ratio for the Rochdale Core Alternative Strategies Fund and the Rochdale Core Alternative Strategies Fund TEI is 2.40% and 2.20%, respectively. Cumulative Return at POP (Public Offering Price, reflecting maximum front end sales charge of 2.00%) since inception of July 1, 2007 for the Rochdale Core Alternative Strategies Fund and the Rochdale Core Alternative Strategies Fund TEI is -9.25% and -9.67%, respectively. Performance quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. The most recent month-end performance can be obtained by calling 800-245-9800.

570 Lexington Avenue, New York, NY 10022-6837 | Tel. 800-245-9888/212-702-3500 | Fax 212-702-3535 | www.rochdale.com
San Francisco                 |               Orlando                      |           Dallas                      |               Richmond

An investor should consider carefully the Funds’ investment objectives, risks, charges, and expenses. The prospectus contains this and other important information about the investment company, and it may be obtained by calling 800-245-9888. Please read it carefully before investing. RIM Securities LLC, the affiliated broker dealer for Rochdale Investment Management LLC, 570 Lexington Avenue, New York, NY 10022.

The views expressed herein represent the opinions of Rochdale Investment Management and are subject to change without notice at anytime. This information should not in any way be construed to be investment, financial, tax, or legal advice or other professional advice or service, and should not be relied on in making any investment or other decisions. Hedge fund investments are speculative and may entail substantial risks. Investing in small and medium-size companies may carry additional risks such as limited liquidity and increased volatility. Investing in international companies carries risks such as currency fluctuation, interest rate fluctuation, and economic and political instability. Short sales may increase volatility and potential for loss. As with all investments, there is no guarantee that investment objectives will be met.

Rochdale Investment Management, its affiliated companies, or their respective shareholders, directors, officers and/or employees may have long or short positions in the securities discussed herein.

570 Lexington Avenue, New York, NY 10022-6837 | Tel. 800-245-9888/212-702-3500 | Fax 212-702-3535 | www.rochdale.com
San Francisco                 |               Orlando                      |           Dallas                      |               Richmond

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Financial Statements

September 30, 2012

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Financial Statements

September 30, 2012

Rochdale Core Alternative Strategies Master Fund LLC	Page

Financial Statements
Statement of Assets, Liabilities and Members' Capital	2
Statement of Operations	3
Statements of Changes in Members' Capital	4
Statement of Cash Flows	5
Schedule of Investments	6-8
Notes to Financial Statements	9 - 18
Financial Highlights	19

Approval of Investment Management Agreement
Additional Information

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Statement of Assets, Liabilities and Members' Capital

September 30, 2012 (Unaudited)

ASSETS
Investment in Rochdale Core Alternative Strategies Master Fund LLC	$35,604,500
Prepaid expenses	7,721
Total Assets	35,612,221

LIABILITIES AND MEMBERS' CAPITAL
Liabilities
Incentive fee payable	20
Professional fees payable	37,916
Investor servicing fee payable	22,067
Accrued expenses and other liabilities	722

Total Liabilities	60,725

Total Members' Capital	$35,551,496

The accompanying notes are an integral part of these financial statements

2

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Statement of Operations

Six Months Ended September 30, 2012 (Unaudited)

NET INVESTMENT LOSS ALLOCATED FROM
ROCHDALE CORE ALTERNATIVE STRATEGIES
MASTER FUND LLC
Interest income	$245
Expenses	(301,200)

Net Investment Loss Allocated	(300,955)

FUND EXPENSES
Investor servicing fees (see Note 4)	44,596
Professional fees	30,244
Registration fees	8,586
Administration fees	5,587
Insurance expense	2,475
Custody fees	600
Total Fund Expenses	92,088

Less incentive fees adjustment (see Note 3) (1)	(3,175)

Total Fund Expenses	88,913

Net Investment Loss	(389,868)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
ALLOCATED FROM ROCHDALE CORE ALTERNATIVE STRATEGIES
MASTER FUND LLC
Net realized loss on investments	(349,043)
Net change in unrealized appreciation/depreciation on investments	(73,588)

Net Realized and Unrealized Loss on Investments	(422,631)

Net Decrease in Members' Capital Resulting from Operations	$(812,499)

(1) Reflects calendar year end adjustment.

The accompanying notes are an integral part of these financial statements

3

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Statements of Changes in Members' Capital

	Six Months Ended September 30, 2012 (1)	Year Ended March 31, 2012
FROM OPERATIONS
Net investment loss	$(389,868)	$(785,233)
Net realized loss on investments	(349,043)	(7,688)
Net change in unrealized appreciation/depreciation on investments	(73,588)	(897,075)

Net Decrease in Members' Capital Resulting From Operations	(812,499)	(1,689,996)

INCREASE (DECREASE) FROM TRANSACTIONS IN MEMBERS' CAPITAL
Proceeds from sales of members' interests	95,000	3,402,522
Payments for purchases of members' interests	(113,783)	(3,254,091)
Net (Payments for) Proceeds of Members' Interests	(18,783)	148,431

Total Decrease in Members' Capital	(831,282)	(1,541,565)

MEMBERS' CAPITAL
Beginning of period	36,382,778	37,924,343

End of period	$35,551,496	$36,382,778

(1) Unaudited.

The accompanying notes are an integral part of these financial statements

4

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Statement of Cash Flows

Six Months Ended September 30, 2012 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members' capital resulting from operations	$(812,499)
Adjustments to reconcile net decrease in members' capital resulting from operations to net cash from operating activities:
Net change in unrealized appreciation/depreciation on investments	73,588
Net realized loss on investments	349,043
Purchases of investments in Master Fund	(95,000)
Sales of investments in Master Fund	113,783
Net investment loss allocated from Master Fund	300,955
Expenses paid by the Master Fund	75,952
Changes in operating assets and liabilities:
Investments made in advance	45,000
Prepaid expenses	5,904
Contributions received in advance	(45,000)
Incentive fee payable	(3,175)
Professional fees payable	10,758
Investor servicing payable	(230)
Accrued expenses and other liabilities	(296)

Net Cash from Operating Activities	18,783

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of members' interests	95,000
Payments for purchases of members' interests	(113,783)
Net Cash used in Financing Activities	(18,783)

Net Change in Cash and Cash Equivalents	-

CASH AND CASH EQUIVALENTS
Beginning of period	-

End of period	$-

The accompanying notes are an integral part of these financial statements

5

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements (Unaudited)

1.	Organization

Rochdale Core Alternative Strategies Fund TEI LLC (the “TEI Fund”) and its subsidiary, Rochdale Core Alternative Strategies Fund (Cayman) LDC (the "Offshore Fund") together constitute the "Fund".  The TEI Fund is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.  The TEI Fund commenced investment operations on July 1, 2007. The TEI Fund’s investment objective is to seek long-term growth of principal across varying market conditions with low volatility.  “Low volatility” in this objective means the past monthly net asset value fluctuations of the TEI Fund net asset value that are no greater than the rolling 10-year annualized standard deviation of the monthly ups and downs of the higher of: (1) the return of the Barclays Capital Aggregate Bond Index plus 3% or (2) half of the return of the Standard & Poor’s 500-stock Index.

The TEI Fund invests substantially all of its investable assets in the Offshore Fund, a Cayman Islands limited duration company with the same investment objective as the TEI Fund.  The Offshore Fund in turn invests substantially all of its investable assets in Rochdale Core Alternative Strategies Master Fund LLC (the “Master Fund”), a registered investment company with the same investment objective as the Offshore Fund and the TEI Fund.  The Offshore Fund serves solely as an intermediate entity through which the TEI Fund invests in the Master Fund.  The Offshore Fund makes no independent investment decisions and has no investment or other discretion over the investible assets.  Rochdale Investment Management LLC (the “Manager”, "Adviser" or “Rochdale”) is the investment adviser to the Master Fund.  The Manager is also the adviser to Rochdale Core Alternative Strategies Fund, LLC, which also invests all of its investable assets with the Master Fund.  The Manager delegates sub-investment advisory responsibilities to PineBridge Investments LLC (the “Sub-Adviser”) with respect to the Master Fund.

The Manager has engaged the Sub-Adviser to provide sub-investment advisory services.  The Sub-Adviser has investment discretion to manage the assets of the Master Fund and is responsible for identifying prospective Hedge Funds, performing due diligence and review of those Hedge Funds and their Hedge Fund Managers, selecting Hedge Funds, allocating and reallocating the Master Fund’s assets among Hedge Funds, and providing risk management services, subject to the general supervision of the Manager.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the TEI Fund’s financial statements.  At September 30, 2012, the TEI Fund's beneficial ownership of the Master Fund's net assets was 65.42%.

6

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements (Unaudited)

1.	Organization (continued)

The TEI Fund reserves the right to reject any subscriptions for Interests in the TEI Fund.  Generally, initial and additional subscriptions for investment (or "Member Interests") in the TEI Fund by eligible Members may be accepted at such times as the TEI Fund may determine.  Each Member must be a qualified investor and subscribe for a minimum initial investment in the TEI Fund of $25,000.  Additional investments in the TEI Fund must be made in a minimum amount of $10,000.  Brokers selling the TEI Fund may establish higher minimum investment requirements than the TEI Fund.  The TEI Fund from time to time may offer to repurchase member interests in the TEI Fund at such times and on such terms as may be determined by the TEI Fund's Board in its complete and absolute discretion.  TEI Fund interests must be held for at least six months after initial purchase (or for a second six-month period as described below).  Members must hold TEI Fund interests for at least six months before being eligible to request that the TEI Fund repurchase TEI Fund interests during a tender offer.  If no such request is made by a Member during a tender offer, such Member must hold TEI Fund interests for a second six-month period before submitting an initial request.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the TEI Fund.

Basis of Presentation and Use of Estimates

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures.  Accordingly, actual results could differ from those estimates.

Fair Value Measurements

The TEI Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

7

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements (Unaudited)

2.	Significant Accounting Policies (continued)

Fair Value Measurements (continued)

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the TEI Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the TEI Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

For the six months ended September 30, 2012, the TEI Fund’s investment consisted entirely of an investment in the Master Fund.  The fair value hierarchy of the Master Fund’s investments is disclosed in the notes to the Master Fund’s financial statements, included elsewhere in this report.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRS”).  This requirement amends FASB Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS.  This requirement is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  The TEI Fund has disclosed the applicable requirements of this accounting standard in its financial statements.  The adoption of this updated accounting guidance did not have a material impact on the TEI Fund’s financial statements and related disclosures.

Investments Valuation

The net asset value of the TEI Fund is determined as of the close of business at the end of each month. The net asset value of the TEI Fund equals the value of the assets of the TEI Fund, less liabilities, including accrued fees and expenses.

The TEI Fund's investment in the Master Fund represents substantially all of the TEI Fund's assets.  All investments owned are carried at fair value, which is the portion of the net asset value of the Master Fund held by the TEI Fund.

8

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements (Unaudited)

2.	Significant Accounting Policies (continued)

Investments Valuation (continued)

The accounting for and valuation of investments by the Master Fund is discussed in the notes to the financial statements for the Master Fund, which are an integral part of these financial statements.

The TEI Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

Investment Income Recognition

Purchases and sales of investments in the Master Fund are recorded on a trade-date basis. Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date. Realized and unrealized gains and losses are included in the determination of income as allocated from the Master Fund based upon its ownership interest.

Fund Expenses

The direct expenses of the TEI Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; costs of computing the TEI Fund’s net asset value; costs of insurance; registration expenses, expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.  The TEI Fund, as an investor in the Master Fund, recognizes its share of the fees and expenses of the Master Fund (including a management fee and incentive fee).

Income Taxes

The TEI Fund's tax year end is December 31.  The TEI Fund is treated as a partnership for Federal income tax purposes, whereby each Member of the TEI Fund is responsible for the tax liability or benefit relating to such Member’s distributive share of taxable income or loss.  Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

The TEI Fund has adopted authoritative guidance on uncertain tax positions.  The TEI Fund recognizes the effect of tax positions when they are more likely than not of being sustained.  Management is not aware of any exposure to uncertain tax positions that could require accrual or which could affect the TEI Fund’s liquidity or future cash flows, or its treatment as a flow through entity, pursuant to relevant income tax regulations.  As of September 30, 2012, the TEI Fund’s tax years 2008 through 2011 remain open and subject to examination by relevant taxing authorities.

9

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements (Unaudited)

2.	Significant Accounting Policies (continued)

Distribution Policy

The TEI Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members.  The amount and frequency of distributions, if any, will be at the sole discretion of the Board.

Capital Accounts

Net profits or net losses of the TEI Fund for each month are allocated to the capital accounts of Members as of the last day of each month in accordance with Members' respective investment percentage in the TEI Fund.  Net profits or net losses are measured as the net change in the value of the net assets of the TEI Fund during each month, before giving effect to any repurchases of interest in the TEI Fund, and excluding the amount of any items to be allocated to the capital accounts of the Members of the TEI Fund, other than in accordance with the each Members' respective investment percentage.

Prior to the end of each quarter and year end, the TEI Fund receives Member contributions with an effective subscription date of the first day of the following month. These contributions are held by the Master Fund and have an effective investment date of first day of the following month.  The Master Fund, in turn, makes contributions to certain Hedge Funds, which have effective subscription dates of the first day of the following month.  These amounts are reported as "Contributions received in advance" and "Investments made in advance", respectively.

Cash and Cash Equivalents

The TEI Fund considers all highly liquid investments with a maturity of ninety days or less at time of purchase to be cash equivalents.

Consolidation

The financial statements of the TEI Fund includes the Offshore Fund, its wholly owned subsidiary.  All inter-company transactions have been eliminated in consolidation.

Subsequent Events

The TEI Fund has adopted financial reporting rules regarding subsequent events, which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the TEI Fund’s related events and transactions that occurred subsequent to September 30, 2012 and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

10

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements (Unaudited)

3.	Commitments and Other Related Party Transactions

The Manager has contractually agreed to waive and/or reimburse the expenses of the TEI Fund and the Master Fund, to the extent needed to limit their combined annual operating expenses to 2.25% of net assets.  To the extent that the Manager reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed.  The TEI Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses are to be reimbursed or at the time these payments are proposed.  For the six months ended September 30, 2012, the Manager did not recoup any fees or expenses.

The Sub-Adviser is entitled to receive a performance-based incentive fee equal to 10% of the net profits(taking into account net realized and unrealized gains or losses and net investment income or loss), if any, in excess of the non-cumulative “Preferred Return,” subject to reduction of that excess for prior losses that have not been previously offset against net profits (the “Incentive Fee”).  The Incentive Fee will be accrued monthly and is generally payable annually on a calendar year basis.  The Preferred Return is an annual return equal to the 3-year Treasury constant maturity rate as reported by the Board of Governors of the Federal Reserve System as of the last business day of the prior calendar year plus 2%.

4.	Investor Servicing Fees

The TEI Fund pays a fee to RIM Securities, LLC, an affiliate of the Manager, as Distributor to reimburse it for payments made to broker-dealers and certain financial advisers (“Investor Service Providers”) that have agreed to provide ongoing investor services to investors in the TEI Fund that are their customers.  This fee is paid quarterly and in an amount, with respect to each Investor Service Provider, not to exceed the lesser of: (i) 0.25% (on an annualized basis) of the aggregate value of outstanding interests held by investors that receive services from the Investment Service Provider, determined as of the last day of the calendar month (before any repurchase of Member interests); or (ii) the Distributor’s actual payments to the Investment Service Provider.

5.	Concentration, Liquidity and Off-Balance Sheet Risks

The Master Fund invests primarily in Hedge Funds that are illiquid securities and not registered under the 1940 Act.  Such Hedge Funds invest in actively traded securities, illiquid securities, derivatives and other financial instruments using several investment strategies and investment techniques, including leverage, which may involve significant risks.  The Master Fund's concentration and liquidity risks are discussed in the notes to the Master Fund's financial statements which are attached elsewhere in this report and are an integral part of these financial statements.

In the normal course of business, the Hedge Funds in which the Master Fund invests trade various derivatives and financial instruments and enter into various investment

11

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements (Unaudited)

5.	Concentration, Liquidity and Off-Balance Sheet Risks (continued)

activities with off-balance sheet risk. The Master Fund's off balance sheet risk in these financial instruments is discussed in the notes to the Master Fund's financial statements which are attached elsewhere in this report and are an integral part of these financial statements.

6.	Investment Transactions

For the six months ended September 30, 2012, the TEI Fund's assets were invested in the Master Fund and the TEI Fund made aggregate purchases of $95,000 and aggregate sales of $113,783 in the Master Fund.

7.	Issuer Tender Offer

The TEI Fund offered to purchase up to $24,400,000 of Interests in the TEI Fund thereof properly tendered by Members at a price equal to the net asset value of Interests as of December 31, 2012.  For Interests tendered, the Member will receive a promissory note entitling the Member to a cash amount equal to at least 90% of the net asset value calculated on December 31, 2012, of the Interests tendered and accepted for purchase by the TEI Fund, upon the terms and subject to the conditions set forth in the Offer to Purchase dated August 29, 2012.  The offer terminated at 5:00 p.m., Eastern Time, on September 26, 2012.

8.	Proxy Results and the Transaction

On June 15, 2012, a special meeting of the TEI Fund’s members was held to consider approving a new investment advisory agreement (the “New Advisory Agreement”) on behalf of the TEI Fund as well as a new sub-advisory agreement (the “New Sub-Advisory Agreement”) between the Adviser and PineBridge Investments LLC.

On July 2, 2012, the Adviser and City National Bank (“City National”), a wholly-owned subsidiary of City National Corporation, signed an agreement pursuant to which City National acquired 100% ownership of the Adviser’s Parent Company (the “Transaction”).  On the closing date of the Transaction, the Adviser became a wholly-owned subsidiary of City National.

In order to prevent any potential disruption in the investment advisory services provided by the Adviser to the TEI Fund following the closing of the Transaction, the Board of Directors approved the New Advisory Agreement and the New Sub-Advisory Agreement, each of which replaced its existing respective agreement.  Both the New Advisory Agreement and New Sub-Advisory Agreement were also subsequently approved by the members of the TEI Fund.

12

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements (Unaudited)

8.	Proxy Results and the Transaction (continued)

The following table illustrates the specifics of the vote with respect to the New Advisory Agreement:

	For	Against	Abstain

Units	7,130.15	–	446.40

The following table illustrates the specifics of the vote with respect to the Sub-Advisory Agreement:

	For	Against	Abstain

Units	7,130.15	–	446.40

The Transaction was completed on July 2, 2012 and the New Advisory Agreement and the New Sub-Advisory Agreement became effective on that date.  The New Advisory Agreement is substantially the same as the agreement it replaced.  All of the provisions of the New Sub-Advisory Agreement are the same as those included in the agreement it replaced except for the duration of the New Sub-Advisory Agreement, which has been modified to ensure that the sub-advisory relationship will continue to be reviewed for continuance by the Board of Directors at least annually.

In accordance with regulations promulgated by the Securities and Exchange Commission, a summary of the material factors taken into consideration by the Board of Directors was prepared, including a summary of the conclusions reached by the Board of Directors with respect to these factors.  Overall, the Board concluded that continuation of the investment advisory agreement and the sub-advisory agreement would be in the best interest of the TEI Fund and consistent with the expectations of its members.

13

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Financial Highlights
						Period from
						July 1, 2007
						(Commencement of
						Operations)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	through
	September 30, 2012 (1)	March 31, 2012	March 31, 2011	March 31, 2010	March 31, 2009	March 31, 2008
Total Return before incentive fee	(2.29%)	(4.64%)	6.69%	8.48%	(11.68%)	(5.11%)
Incentive fee	0.01%	0.05%	(0.09%)	(0.02%)	0.00%	0.00%
Total Return after incentive fee	(2.28%)	(4.59%)	6.60%	8.46%	(11.68%)	(5.11%)

RATIOS/SUPPLEMENTAL DATA

Net Assets, end of period ($000's)	$35,551	$36,383	$37,924	$38,628	$32,633	$30,573
Portfolio Turnover	6.31%	13.27%	20.32%	20.91%	19.34%	1.39%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS

Net investment loss, before waivers/reimbursements or recoupment	(2.19%)	(2.14%)	(2.28%)	(2.41%)	(2.10%)	(2.36%)
Net investment loss, after waivers/reimbursements or recoupment	(2.19%)	(2.14%)	(2.33%)	(2.49%)	(2.13%)	(1.80%)

RATIO OF EXPENSES TO AVERAGE NET ASSETS, BEFORE INCENTIVE FEE

Operating expenses, before waivers/reimbursements or recoupment	2.20%	2.20%	2.20%	2.17%	2.22%	2.81%
Operating expenses, after waivers/reimbursements or recoupment	2.20%	2.20%	2.25%	2.25%	2.25%	2.25%

RATIO OF EXPENSES TO AVERAGE NET ASSETS, NET OF WAIVERS AND REIMBURSEMENTS AFTER
INCENTIVE FEE

Operating expenses, after waivers/reimbursements or recoupment	2.20%	2.20%	2.25%	2.25%	2.25%	2.25%
Incentive fee	(0.01%)	(0.05%)	0.09%	0.02%	0.00%	0.00%
Total Operating expenses, after waivers/reimbursements
or recoupment, after incentive fee	2.19%	2.15%	2.34%	2.27%	2.25%	2.25%

Total return is calculated for all Members taken as a whole and an individual Member's return may vary from these TEI Fund returns based on the timing of capital transactions.  The total return for periods less than one year are not annualized.

Portfolio turnover represents the Master Fund's portfolio turnover for the periods above.  The ratios of net investment loss to average net assets and ratios of expenses to average net assets are annualized for periods of less than one year. The ratios of expenses to average net assets do not include expenses of the Hedge Funds in which the Master Fund invests.

The expense ratios are calculated for all Members taken as a whole.  The computation of such ratios based on the amount of expenses assessed to an individual Member's capital may vary from these ratios based on the timing of capital transactions.

(1)	Unaudited.

14

Rochdale Core Alternative Strategies Master Fund LLC

Financial Statements

September 30, 2012

Rochdale Core Alternative Strategies Master Fund LLC

Financial Statements

September 30, 2012

TABLE OF CONTENTS

Page
Financial Statements
Statement of Assets, Liabilities and Members' Capital	2
Statement of Operations	3
Statements of Changes in Members' Capital	4
Statement of Cash Flows	5
Schedule of Investments	6 - 8
Notes to Financial Statements	9 - 18
Financial Highlights	19

Approval of Investment Management Agreement
Additional Information

Rochdale Core Alternative Strategies Master Fund LLC

Statement of Assets, Liabilities and Members' Capital

September 30, 2012 (Unaudited)

ASSETS
Investments, at fair value (cost $48,701,651)	$54,537,334
Receivable for fund investments sold	161,608
Interest receivable	66

Total Assets	54,699,008

LIABILITIES AND MEMBERS' CAPITAL
Liabilities
Management fees payable	112,745
Professional fees payable	70,813
Accrued expenses and other liabilities	89,362

Total Liabilities	272,920

Total Members' Capital	$54,426,088

The accompanying notes are an integral part of these financial statements

Rochdale Core Alternative Strategies Master Fund LLC

Statement of Operations

Six Months Ended September 30, 2012 (Unaudited)

INVESTMENT INCOME
Interest income	$375

Investment Income	375

EXPENSES
Management fees (see Note 4)	341,168
Administration fees	54,925
Professional fees	48,930
Directors' fees	9,876
Custody fees	3,275
Other expenses	2,195

Total Expenses	460,369

Net Investment Loss	(459,994)

REALIZED AND UNREALIZED LOSS
ON INVESTMENTS
Net realized loss on investments	(533,486)
Net change in unrealized appreciation/depreciation on investments	(112,494)

Net Realized and Unrealized Loss on Investments	(645,980)

Net Decrease in Members' Capital Resulting from Operations	$(1,105,974)

The accompanying notes are an integral part of these financial statements

Rochdale Core Alternative Strategies Master Fund LLC

Statements of Changes in Members' Capital

	Six Months Ended September 30, 2012 (1)	Year Ended March 31, 2012
FROM OPERATIONS
Net investment loss	$(459,994)	$(950,417)
Net realized loss on investments	(533,486)	(19,751)
Net change in unrealized appreciation/depreciation on investments	(112,494)	(1,465,676)

Net Decrease in Members' Capital Resulting From Operations	(1,105,974)	(2,435,844)

INCREASE (DECREASE) FROM TRANSACTIONS IN MEMBERS' CAPITAL
Proceeds from sales of members' interests	265,000	5,807,542
Payments for purchases of members' interests	(401,683)	(6,693,038)
Net Payments for Members' Interests	(136,683)	(885,496)

Total Decrease in Members' Capital	(1,242,657)	(3,321,340)

MEMBERS' CAPITAL
Beginning of period	55,668,745	58,990,085

End of period	$54,426,088	$55,668,745

(1) Unaudited.

The accompanying notes are an integral part of these financial statements

Rochdale Core Alternative Strategies Master Fund LLC

Statement of Cash Flows

Six Months Ended September 30, 2012 (Unaudited)

CASH FLOW FROM OPERATING ACTIVITIES
Net decrease in members' capital resulting from operations	$(1,105,974)
Adjustments to reconcile net decrease in members' capital
resulting from operations to net cash from operating activities:
Purchases of investments	(3,250,000)
Sales of investments	6,754,633
Purchases of money market fund	(7,252,203)
Sales of money market fund	3,092,443
Net change in unrealized appreciation/depreciation on investments	112,494
Net realized loss on investments	533,486
Change in Operating Assets and Liabilities:
Investments made in advance	1,250,000
Receivable for fund investments sold	26,234
Interest receivable	(33)
Management fees payable	(1,718)
Contributions received in advance	(45,000)
Professional fees payable	8,211
Accrued expenses and other liabilities	14,110

Net Cash from Operating Activities	136,683

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of members' interests	265,000
Payments for purchases of members' interests	(401,683)
Net Cash used in Financing Activities	(136,683)

Net Change in Cash and Cash Equivalents	-

CASH AND CASH EQUIVALENTS
Beginning of period	-

End of period	$-

The accompanying notes are an integral part of these financial statements

Rochdale Core Alternative Strategies Master Fund LLC

Schedule of Investments

September 30, 2012 (Unaudited)

				Redemptions
	Percentage of				Notice Period
Long-Term Investment Funds 1:	Members' Capital	Cost	Fair Value	Frequency	# of Days

Equity Long / Short Strategy:

Absolute Partners Fund LLC	3.23%	$1,750,000	$1,756,682	Monthly	90
Blackthorn Partners, LP	4.16	1,620,085	2,262,655	Monthly	45
Clovis Capital Partners Institutional, LP	3.59	2,064,783	1,954,240	Quarterly	45
Criterion Institutional Partners, LP	4.73	2,250,000	2,573,022	Monthly	45
LAE Fund L.P.	2.84	1,500,000	1,546,169	Monthly	30
Newbrook Capital Partners, L.P.	5.44	2,500,000	2,961,895	Quarterly	45
Sandler Associates	5.56	2,500,000	3,024,626	Quarterly	30
Seligman Health Spectrum Plus Fund LLC	4.42	1,750,000	2,405,246	Monthly	30
Standard Global Equity Partners SA, LP	4.62	2,500,000	2,517,352	Quarterly	45
Standard Pacific Pan-Asia Fund, L.P.	2.22	1,250,000	1,211,415	Quarterly	45

	40.81	19,684,868	22,213,302

Event / Multi-Strategy:

Bennelong Asia Pacific Multi Strategy Equity Fund, LP	0.19	165,549	100,774	**	**
Brencourt Multi Strategy Arbitrage, LP	0.20	107,621	108,309	**	**
Brigade Leveraged Capital Structures Fund LP	3.98	1,626,511	2,164,914	Quarterly	60
Canyon Value Realization Fund, LP	4.55	2,000,000	2,476,283	Annually	100
Castlerigg Partners	0.04	38,060	24,091	**	**
GoldenTree Partners LP	4.89	1,869,177	2,662,098	Quarterly	90
GoldenTree Partners LP 2	0.69	283,577	372,511	**	**
HBK Fund II L.P.	6.72	3,000,000	3,655,367	Quarterly	90
King Street Capital LP	0.07	19,792	37,045	**	**
Luxor Capital Partners, L.P.	4.49	2,500,000	2,444,338	Quarterly	90
OZ Asia Domestic Partners, LP	4.46	2,250,000	2,429,506	Annually	45
Polygon Recovery Fund, LP	0.46	534,567	252,063	*	*
Stark Select Asset Fund LLC 3	0.19	102,941	103,453	**	**

	30.93	14,497,795	16,830,752

Global Macro Strategy:

Alphadyne Global Rates Partners II, LP	2.83	1,500,000	1,541,181	Monthly	60
Blenheim Commodity Fund, LLC	2.95	1,500,000	1,603,970	Monthly	65
Boronia Diversified Fund (U.S.) LP	1.85	1,000,000	1,009,835	Monthly	30
CamCap Resources, LP	0.03	17,257	15,438	**	**
Caxton Global Investments (USA) LLC	0.07	27,075	35,999	**	**
Dynamic	1.48	609,607	805,895	Monthly	30
MKP Opportunity Partners, LP	3.65	1,750,000	1,985,111	Monthly	60
Robeco Transtrend Diversified Fund LLC	3.09	1,500,000	1,684,476	Monthly	5
Sunrise Commodities Fund	2.40	1,110,000	1,306,326	Monthly	15

	18.35	9,013,939	9,988,231

Total Long-Term Investment Funds:	90.09%	$43,196,602	$49,032,285

Short-Term Investment:

Money Market Fund:
First American Government Obligations Fund, 0.02% 4	10.11%	$5,505,049	$5,505,049

Total Investments	100.20%	$48,701,651	$54,537,334

The accompanying notes are an integral part of these financial statements

Rochdale Core Alternative Strategies Master Fund LLC

Schedule of Investments, Continued

September 30, 2012 (Unaudited)

1. All investments are non-income producing.
2. This Fund is a side pocket of GoldenTree Partners LP.
3. This Fund is a side pocket of Stark Investments Limited Partnership.
4. 7-Day Yield.

* Redemption restrictions exist for Hedge Funds whereby the Hedge Fund Managers may suspend redemption either in their sole discretion or other factors. Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions. The Polygon Recovery Fund, LP is a portfolio mainly comprised of the assets of Polygon Global Opportunity
Master Fund, of which redemptions are currently suspended as the fund is in the process of being liquidated or restructured.

** Special Investments have been established for Bennelong Asia Pacific Multi Strategy Equity Fund, LP, Brencourt Multi
Strategy Arbitrage, LP, Castlerigg Partners, GoldenTree Partners LP, King Street Capital LP, Stark Select Asset Fund LLC,
CamCap Resources, LP and Caxton Global Investments (USA) LLC. These investments are long-term and illiquid.

Equity Long / Short Strategy. Equity investing involves the purchase and / or sale of listed or unlisted equity and equity-related financial instruments usually based on fundamental research and analysis. Hedge Fund Managers may invest opportunistically in several sectors or they may be sector specialists. These Hedge Fund Managers may be globally or regionally focused. Hedge Fund
Managers may also have a style bias, such as growth or value. The average holding period of Hedge Fund Managers may vary as well between long-term or short-term trading. Some Hedge Fund Managers may also take a top-down thematic approach while others utilize a bottoms-up approach pursuant to which individual securities are selected.

Event / Multi-Strategy. Multi-strategy investing is an investment strategy that focuses on the securities of companies undergoing some material structural changes. These changes can come in the form of mergers, acquisitions, spin offs, Dutch tender offers, share buybacks and other reorganizations. This strategy also seeks to exploit relative value inefficiencies across the capital structure or among closely related markets, generally without assuming an unhedged exposure to any particular market or financial instrument.

Global Macro Strategy. Macro strategies take long, short and relative value positions in financial instruments based on a top-
down fundamental and technical analysis of capital market conditions. Hedge Fund Managers begin evaluating opportunities based on economic and/or technical factors, working their way down to regional, country and industry specific analysis. The
Hedge Fund Managers make judgements about the expected future price direction of asset classes and express that opinion by taking long or short positions in a variety of instruments. Investments are usually made in a wide variety of global futures, cash instruments and other financial instruments, including stocks, bonds, currencies, derivatives and commodities.

The accompanying notes are an integral part of these financial statements

Rochdale Core Alternative Strategies Master Fund LLC

Schedule of Investments, Continued

Strategy Allocation Breakdown

September 30, 2012 (Unaudited)
(as a % of total investments)

Money Market Fund
10.09%
Global Macro Strategy
18.32%
Equity Long / Short
Strategy
40.73%
Event / Multi-Strategy
30.86%

The accompanying notes are an integral part of these financial statements

Rochdale Core Alternative Strategies Master Fund LLC

Notes to Financial Statements (Unaudited)

1.	Organization

Rochdale Core Alternative Strategies Master Fund LLC (the "Master Fund") is a closed-end management Investment Company that was organized as a limited liability company under the laws of the State of Delaware on September 11, 2006 and serves as a master fund in a master feeder structure.  Interests in the Master Fund are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act").  Investments in the Master Fund may be made only by U.S. and foreign investment companies, common or commingled trust funds, organizations or trusts described in Sections 401(a) or 501(a) of the Internal Revenue Code of 1986, as amended, or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act.  The Master Fund is a registered investment company under the Investment Company Act of 1940.

Although the Master Fund is registered as a non-diversified management investment company, it has operated, and will continue to operate, as a diversified management investment company.

Rochdale Investment Management, LLC (the “Manager”, "Adviser" or “Rochdale”) is the investment adviser to the Master Fund.  The Manager delegates sub-investment advisory responsibilities to PineBridge Investments LLC (the “Sub-Adviser”) with respect to the Master Fund.

The Master Fund seeks to achieve its objective by investing substantially all of its assets in the securities of privately placed investment vehicles, typically referred to as hedge funds (“Hedge Funds" or "Investment Funds”), that pursue a variety of “absolute return” investment strategies. “Absolute return” refers to a broad class of investment strategies that attempt to consistently generate positive returns regardless of market conditions.

The Master Fund’s investment objective is to seek long-term growth of principal across varying market conditions with low volatility. “Low volatility” in this objective means the past monthly net asset value fluctuations of the Master Fund’s net asset value that is no greater than the rolling 10-year annualized standard deviation of the monthly ups and downs of the higher of: (1) the return of the Barclays Capital Aggregate Bond Index plus 3% or (2) half of the return of the Standard & Poor’s 500-stock Index.  Master Fund investments generally fall within the following broadly defined investment fund strategies: equity long/short, event/multi-strategy driven and global macro.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Master Fund.

Rochdale Core Alternative Strategies Master Fund LLC

Notes to Financial Statements (Unaudited)

2.	Significant Accounting Policies (continued)

Basis of Presentation and Use of Estimates

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures.  Accordingly, actual results could differ from those estimates.

Investments Valuation

Investments are carried at fair value.  The fair value of alternative investments has been estimated using the Net Asset Value (“NAV”) as reported by the management of the respective alternative investment fund.  Financial Accounting Standards Board (FASB) guidance provides for the use of NAV as a “Practical Expedient” for estimating fair value of alternative investments.  NAV reported by each alternative investment fund is used as a practical expedient to estimate the fair value of the Master Fund’s interest therein and their classification within Level 2 or 3 is based on the Master Fund’s ability to redeem its interest in the near term and liquidate the underlying portfolios.

Investments in Investment Funds are stated and recorded at fair value as determined in good faith by the Sub-Adviser in accordance with GAAP.  The Master Fund uses the NAV as reported by the Hedge Fund Managers, as a practical expedient, to determine the fair value of all the investments in Investment Funds which (a) do not have a readily determinable fair value and (b) either have the attributes of an investment company or prepare their financial statements consistent with the measurement principles of an investment company.  Such values generally represent the Master Fund's proportionate share of the net assets of the Investment Funds as reported by the Hedge Fund Managers.  Accordingly, the value of the investments in Investment Funds are generally increased by additional contributions to the Investment Funds and the Master Fund's share of net earnings from the Investment Funds, and decreased by distributions from the Investment Funds and the Master Fund's share of net losses from the Investment Funds.

The Sub-Adviser reviews the details of the reported information obtained from the Hedge Fund Managers and considers: (i) the measurement date of the NAV provided, (ii) the basis of accounting and, (iii) in instances where the basis of accounting is other than fair value, fair valuation information provided by the Hedge Fund Managers.  The Sub-Adviser may make adjustments to the NAV of various Investment Funds to obtain the best estimate of fair value, which is consistent with the measurement principles of an investment company.

The Master Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

Rochdale Core Alternative Strategies Master Fund LLC

Notes to Financial Statements (Unaudited)

2.	Significant Accounting Policies (continued)

Fair Value Measurements

The Master Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.  See Note 3.

Investment Income Recognition

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date. Realized and unrealized gains and losses are included in the determination of income.

Fund Expenses

The expenses of the Master Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; management fees; an incentive fee; costs of

Rochdale Core Alternative Strategies Master Fund LLC

Notes to Financial Statements (Unaudited)

2.	Significant Accounting Policies (continued)

Fund Expenses (continued)

computing the Master Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

Income Taxes

The Master Fund’s tax year end is December 31.  The Master Fund is treated as a partnership for Federal income tax purposes.  Each Member is responsible for the tax liability or benefit relating to such Member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

The Master Fund has adopted authoritative guidance on uncertain tax positions.  The Master Fund recognizes the effect of tax positions when they are more likely than not of being sustained.  Management is not aware of any exposure to uncertain tax positions that could require accrual or which could affect its liquidity or future cash flows.  As of September 30, 2012, the Master Fund’s tax years 2008 through 2011 remain open and subject to examination by relevant taxing authorities.

Subsequent Events

The Master Fund has adopted financial reporting rules regarding subsequent events, which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Master Fund’s related events and transactions that occurred subsequent to September 30, 2012 and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Capital Accounts

Net profits or net losses of the Master Fund for each month are allocated to the capital accounts of Members as of the last day of each month in accordance with Members' respective investment percentages of the Master Fund.  Net profits or net losses are measured as the net change in the value of the net assets of the Master Fund during a fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the Members of the Master Fund, other than in accordance with the Members' respective investment percentages.

Rochdale Core Alternative Strategies Master Fund LLC

Notes to Financial Statements (Unaudited)
2.	Significant Accounting Policies (continued)

Capital Accounts (continued)

Prior to the end of each quarter and year end, the Master Fund receives Member contributions with an effective subscription date of the first day of the following month.

The Master Fund, in turn, makes contributions to certain Hedge Funds, which have effective subscription dates of the first day of the following month.  These amounts are reported as "Contributions received in advance" and "Investments made in advance", respectively.

3.	Investments

The following alternative and temporary investments were measured at fair value at September 30, 2012 using the practical expedient:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Alternative Investments:
Equity Long / Short Strategy	$-	$20,456,620	$1,756,682	$22,213,302
Event / Multi-Strategy	-	-	16,830,752	16,830,752
Global Macro Strategy	-	4,806,532	5,181,699	9,988,231
Total Alternative Investments	-	25,263,152	23,769,133	49,032,285

Short-Term Investment	5,505,049	-	-	5,505,049

Total Investments	$5,505,049	$25,263,152	$23,769,133	$54,537,334

The following is a reconciliation of the beginning and ending balances for Level 3 investments during the six months ended September 30, 2012:

Alternative Investments

Balance, March 31, 2012	$22,700,379

Total Realized Gains/(Losses)	(306,749)
Change in Unrealized Gains/Losses	356,873
Purchases	2,000,000
Sales	(981,370)

Balance, September 30, 2012	$23,769,133

Net unrealized gains relating to Level 3 alternative investments still held at September 30, 2012 amounted to $2,727,006.

Rochdale Core Alternative Strategies Master Fund LLC

Notes to Financial Statements (Unaudited)

3.	Investments (continued)

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRS”).  This requirement amends FASB Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS.  This requirement is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  The Master Fund has disclosed the applicable requirements of this accounting standard in its financial statements.  The adoption of this updated accounting guidance did not have a material impact on the Master Fund’s financial statements and related disclosures.

4.	Commitments and Other Related Party Transactions

Management and Incentive Fees

Under the supervision of the Master Fund’s Board and pursuant to an investment management agreement (“Investment Management Agreement”), Rochdale Investment Management LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended, serves as the Manager for the Master Fund.  The Manager is authorized, subject to the approval of the Master Fund’s Board, to retain one or more other organizations, including its affiliates, to provide any or all of the services required to be provided by the Manager to the Master Fund or to assist in providing these services.

The Manager has engaged the Sub-Adviser to provide sub-investment advisory services.  The Sub-Adviser has investment discretion to manage the assets of the Master Fund and is responsible for identifying prospective Hedge Funds, performing due diligence and review of those Hedge Funds and their Hedge Fund Managers, selecting Hedge Funds, allocating and reallocating the Master Fund’s assets among Hedge Funds, and providing risk management services, subject to the general supervision of the Manager.

The investment management fee is shared by the Manager and the Sub-Adviser. The Master Fund will pay the Manager an investment management fee at an annual rate equal to 1.25% of the Master Fund’s month-end net assets, including assets attributable to the Manager (or its affiliates) and before giving effect to any repurchases by the Master Fund of Member interests.  The investment management fee is accrued monthly.  The investment management fee will be paid to the Manager out of the Master Fund’s assets.

The Manager will pay a fee to the Sub-Adviser at a rate equal to 60% of the amount of the fee earned by the Manager pursuant to the Investment Management Agreement.

Rochdale Core Alternative Strategies Master Fund LLC

Notes to Financial Statements (Unaudited)

4.	Commitments and Other Related Party Transactions (continued)

Management and Incentive Fees (continued)

The Sub-Adviser through the Rochdale Core Alternative Strategies Fund LLC and Rochdale Core Alternative Strategies Fund TEI LLC (the “Feeder Funds”) is entitled to receive a performance-based incentive fee equal to 10% of the net profits (taking into account net realized and unrealized gains or losses and net investment income or loss), if any, in excess of the non-cumulative “Preferred Return,” subject to reduction of that excess for prior losses that have not been previously offset against net profits (the “Incentive Fee”).  The Incentive Fee will be accrued monthly and is generally payable annually on a calendar year basis.  The Preferred Return is an annual return equal to the 3-year Treasury constant maturity rate as reported by the Board of Governors of the Federal Reserve System as of the last business day of the prior calendar year plus 2%.

Expense Reimbursement

The Manager has contractually agreed to waive and/or reimburse the Master Fund’s expenses to the extent needed to limit the Master Fund’s annual operating expenses combined with the annual operating expenses of the Feeder Funds to 2.25% of net assets for each Feeder Fund.  To the extent that the Manager reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed.  A Feeder Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses are to be reimbursed or at the time these payments are proposed.

The following is a schedule of when fees may be recouped by the Manager with respect to the Rochdale Core Alternative Strategies Fund LLC:

Amount	Expiration

$9,020	March 31, 2013
27,673	March 31, 2014
21,100	March 31, 2015
13,864	March 31, 2016
$71,657

There were no amounts receivable or payable as a result of these reimbursements in the Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary at September 30, 2012.

No accrual has been made for such contingent liability because of the uncertainty of the reimbursement from the Fund.

Rochdale Core Alternative Strategies Master Fund LLC

Notes to Financial Statements (Unaudited)

5.	Investment Risks and Uncertainties

Alternative Investments consist of non-traditional, not readily marketable investments, some of which may be structured as offshore limited partnerships, venture capital funds, hedge funds, private equity funds and common trust funds.  The underlying investments of such funds, whether invested in stock or other securities, are generally not currently traded in a public market and typically are subject to restrictions on resale.  Values determined by investment managers and general partners of underlying securities that are thinly traded or not traded in an active market may be based on historical cost, appraisals, a review of the investees’ financial results, financial condition and prospects, together with comparisons to similar companies for which quoted market prices are available or other estimates that require varying degrees of judgment.

Investments are carried at fair value provided by the respective alternative investment’s management.  Because of the inherent uncertainty of valuations, the estimated fair values may differ significantly from the values that would have been used had a ready market for such investments existed or had such investments been liquidated, and those differences could be material.

6.	Concentration, Liquidity and Off-Balance Sheet Risk

The Master Fund invests primarily in Hedge Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks.  These Hedge Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return.  As a result, the Hedge Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Hedge Funds' net asset value.

Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity, as described below.

Redemption restrictions exist for Hedge Funds whereby the Hedge Fund Managers may suspend redemption either in their sole discretion or other factors.  Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions.

Redemptions are currently restricted for certain Hedge Funds with a fair value at September 30, 2012 aggregating $1,049,683 as noted in the Schedule of Investments.

In the normal course of business, the Hedge Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk.  These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return

Rochdale Core Alternative Strategies Master Fund LLC

Notes to Financial Statements (Unaudited)

6.	Concentration, Liquidity and Off-Balance Sheet Risk (continued)

equity swap contracts.  The Master Fund's risk of loss in these Hedge Funds is limited to the value of its own investments reported in these financial statements by the Master Fund.  The Master Fund itself does not invest directly in securities with off-balance sheet risk.

7.	Investment Transactions

For the six months ended September 30, 2012, the aggregate purchases (excluding short-term securities) were $3,250,000 and sales of investments were $6,754,633.

8.	Issuer Tender Offer

The Master Fund offered to purchase up to $37,000,000 of Interests in the Master Fund properly tendered at a price equal to the net asset value of Interests as of December 31, 2012.  For Interests tendered, the security holder will receive a promissory note entitling the security holder to a cash amount equal to at least 90% of the net asset value calculated on December 31, 2012, of the Interests tendered and accepted for purchase by the Master Fund, upon the terms and subject to the conditions set forth in the Offer to Purchase dated August 29, 2012.  The offer terminated at 5:00 p.m., Eastern Time, on September 26, 2012.

9.	Proxy Results and the Transaction

On June 15, 2012, a special meeting of the Feeder Funds’ members was held to consider approving a new investment advisory agreement (the “New Advisory Agreement”) on behalf of the Master Fund as well as a new sub-advisory agreement (the “New Sub-Advisory Agreement”) between the Adviser and PineBridge Investments LLC.

On July 2, 2012, the Adviser and City National Bank (“City National”), a wholly-owned subsidiary of City National Corporation, signed an agreement pursuant to which City National acquired 100% ownership of the Adviser’s Parent Company (the “Transaction”).  On the closing date of the Transaction, the Adviser became a wholly-owned subsidiary of City National.

In order to prevent any potential disruption in the investment advisory services provided by the Adviser to the Master Fund following the closing of the Transaction, the Board of Directors approved the New Advisory Agreement and the New Sub-Advisory Agreement, each of which replaced its existing respective agreement.  Both the New Advisory Agreement and New Sub-Advisory Agreement were also subsequently approved by the members of the Feeder Funds.

Rochdale Core Alternative Strategies Master Fund LLC

Notes to Financial Statements (Unaudited)

9.	Proxy Results and the Transaction (continued)

The following table illustrates the specifics of the vote with respect to the New Advisory Agreement:

Units of	For	Against	Abstain

Rochdale Core Alternative Strategies Fund LLC	3,743.36	–	243.51
Rochdale Core Alternative Strategies Fund TEI LLC	7,130.15	–	446.40

The following table illustrates the specifics of the vote with respect to the New Sub-Advisory Agreement:

Units of	For	Against	Abstain

Rochdale Core Alternative Strategies Fund LLC	3,743.36	–	243.51
Rochdale Core Alternative Strategies Fund TEI LLC	7,130.15	–	446.40

The Transaction was completed on July 2, 2012 and the New Advisory Agreement and the New Sub-Advisory Agreement became effective on that date.  The New Advisory Agreement is substantially the same as the agreement it replaced.  All of the provisions of the New Sub-Advisory Agreement are the same as those included in the agreement it replaced except for the duration of the New Sub-Advisory Agreement, which has been modified to ensure that the sub-advisory relationship will continue to be reviewed for continuance by the Board of Directors at least annually.

In accordance with regulations promulgated by the Securities and Exchange Commission, a summary of the material factors taken into consideration by the Board of Directors was prepared, including a summary of the conclusions reached by the Board of Directors with respect to these factors.  Overall, the Board concluded that continuation of the investment advisory agreement and the sub-advisory agreement would be in the best interest of the Master Fund and consistent with the expectations of its Feeder Funds’ members.

Rochdale Core Alternative Strategies Master Fund LLC

Financial Highlights
						Period from
						July 1, 2007
						(Commencement of
						Operations)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	through
	September 30, 2012 (1)	March 31, 2012	March 31, 2011	March 31, 2010	March 31, 2009	March 31, 2008
TOTAL RETURN - NET	(2.02%)	(4.08%)	7.32%	9.16%	(11.14%)	(5.01%)

RATIOS/SUPPLEMENTAL DATA

Net Assets, end of period ($000's)	$54,426	$55,669	$58,990	$57,616	$50,359	$48,948

Portfolio Turnover	6.31%	13.27%	20.32%	20.91%	19.34%	1.39%

Ratio of Net Investment Loss to Average Net Assets	(1.69%)	(1.66%)	(1.67%)	(1.83%)	(1.55%)	(1.57%)

Ratio of Expenses to Average Net Assets	1.69%	1.67%	1.68%	1.69%	1.67%	1.86%

Total return is calculated for all Members taken as a whole and an individual Member's return may vary from these Master Fund returns based on the timing of capital transactions. The total return for periods less than one year are not annualized.

The ratios of net investment loss to average net assets and ratios of expenses to average net assets are annualized for periods of less than one year. The ratios of expenses to average net assets do not include expenses of the Hedge Funds in which the Master Fund invests.

The expense ratios are calculated for all Members taken as a whole. The computation of such ratios based on the amount of expenses assessed to an individual Member's capital may vary from these ratios based on the timing of capital transactions.

The ratios above do not include the proportionate share of income or loss from their investments in other funds.

(1) Unaudited.

The accompanying notes are an integral part of these financial statements

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the joint special meeting held on April 26, 2012, the Board of Directors (the “Board”) of the Rochdale Core Alternative Strategies Master Fund LLC (the “Master Fund”), Rochdale Core Alternative Strategies Fund LLC and Rochdale Core Alternative Strategies Fund TEI LLC (the “Feeder Funds”), (collectively the “Funds”), including all of the Directors (“Independent Directors”) who are not "interested persons" (as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), met in person and voted to approve the proposed new investment advisory agreement (the "New Advisory Agreement") between the Funds and Rochdale Investment Management, LLC (the "Adviser" or “Rochdale”) as well as the proposed new sub-advisory agreement (the “New Sub-Advisory Agreement”) between the Adviser and PineBridge Investments LLC (“PineBridge”) pursuant to which PineBridge would continue to provide certain portfolio management services to the Master Fund.

On April 23, 2012, the Adviser and City National Bank (“City National”), a wholly-owned subsidiary of City National Corporation, announced an agreement pursuant to which City National would acquire 100% ownership of the Adviser’s immediate parent company (the “Transaction”), and that the Transaction was expected to close by June 30, 2012. On the closing date of the Transaction, the Adviser would become a wholly-owned subsidiary of City National. It was further noted that consummation of the Transaction would result in an “assignment” of the current investment advisory agreement with the Adviser, causing such agreement to be automatically terminated under applicable provision of the Investment Company Act, and the terms of such agreement.

In order to prevent any potential disruption in the investment advisory services provided by the Adviser to the Funds following the closing of the Transaction, the Board approved, subject to member approval, the New Advisory Agreement and the New Sub-Advisory Agreement, each of which replaced its existing respective agreement upon the consummation of the Transaction.

The Board had met to review matters related to the Transaction several times during March and April of 2012 (including separate meetings of the Independent Directors) before considering, and approving, the New Advisory Agreement at the Board meeting on April 26, 2012. Representatives of both the Adviser and City National presented information at these meetings relating to the Transaction and the expected operations of the Adviser following the Closing Date, as well as information relating to the City National organization. During the course of their deliberations with respect to the New Advisory Agreement, the Board, including the Independent Directors were represented by independent counsel, requested and received from the Adviser a range of information about the Adviser’s business operations, financial position, costs and/or profitability, other accounts and related information, as well as information about City National, the proposed Transaction and the anticipated organization and structure of the Adviser post Transaction.

The Board also considered, among other things, the Adviser’s representations and assurances to the effect that; (1) the duties and responsibilities of the Adviser would not be diminished under the New Advisory Agreement; (2) although the Transaction would bring about a change in the ownership of the Adviser, the Transaction would not result in a material change in the identity of those investment professionals primarily responsible for day-to-day portfolio management of the Funds, the nature or quality of the services provided to the Funds by the Adviser or the rate at which the advisory fee to which the Adviser is entitled for its services to the Funds is computed; (3) as a result of the Transaction, the Adviser was expected to have access to increased capabilities and resources; and (4) the terms of the current advisory agreement and New Advisory Agreement and terms of the current sub-advisory agreement and New Sub-Advisory Agreement were substantially similar.

In approving the New Advisory Agreement, the Board concluded that the terms of the New Advisory Agreement would be likely to maintain the economic relationship between the Funds and the Adviser that exists under the current investment advisory agreement and that the nature and quality of the services provided by the Adviser to the Funds would not be adversely affected as a result of the Transaction. The Board also considered the impact of City National Bank’s representation that it will use its best efforts to adhere to the provisions of Section 15(f) of the Investment Company Act. Section 15(f) provides that, when a change in control of an investment adviser occurs, the investment adviser or any of its affiliated persons may receive any amount or benefit in connection with the change in control as long as two conditions are met. The first condition specifies that no “unfair burden” may be imposed on the Funds as a result of a transaction relating to the change in control, or any express or implied terms, conditions or understandings. This requirement, among other things, would preclude the receipt by the Adviser or any successor adviser of any direct or indirect compensation, directly or indirectly, from the Funds or its members (other than fees for bona fide investment advisory or other services). The second condition specifies that, during the three-year period immediately following consummation of the change in control transaction, at least 75% of the Funds’ board of directors must not be “interested persons” (as defined in the Investment Company Act) of the investment adviser or predecessor adviser.

In reaching their decisions, the Board requested and obtained from Rochdale such information they deemed reasonably necessary to evaluate the proposed New Advisory and Sub-Advisory Agreements. In considering the proposed agreements, the Board evaluated a number of factors and considerations that they believed, in light of their own business judgment, to be relevant. In their deliberations, the Board did not identify any particular information that was all-important or controlling, and each Board member attributed different weights to the various factors.

In connection with the approval of the New Advisory Agreement and the New Sub-Advisory Agreement, the Independent Directors consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Independent Directors’ deliberations. It was noted that the Adviser had responded to a number of questions raised by the Independent Directors in advance of the meeting. The Board reviewed the advisory services to be provided by Rochdale and the Adviser's oversight of PineBridge's management of the Master Fund's investment portfolio. The Board received and considered information regarding the nature, extent and quality of services expected to be provided to the Funds by the Adviser under the New Advisory Agreement. The Board also considered the experience, capability and financial resources of Rochdale. Based on the information presented, the Board concluded that the expected nature and quality of the advisory and related services to be provided by the Adviser supported approval of the New Advisory Agreement and the New Sub-Advisory Agreement.

In light of the foregoing, after reviewing this information and such other information as the Board considered necessary to the exercise of their reasonable business judgment, and without identifying any single factor as being determinative, the Board, including the Independent Directors, unanimously approved the New Advisory Agreement and the New Sub-Advisory Agreement, subject to member approval.

Additional Information

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-800-245-9888; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Master Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov, and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

The following table provides information as of September 30, 2012:
Name	Title	Length of Service	Business Experience During Past 5 Years	Role of Portfolio Manager
Carl Acebes	Director	Dec ’06 – Present	Founder and Co-Chief Investment Officer of Rochdale Investment Management LLC. Founder of Rochdale Securities Corporation and the Rochdale Corporation.	Heads the team of investment professionals and is intricately involved in the firm’s day to day investment management and research work.
Garrett R. D’Alessandro	President, Chairman and Board Member	Dec ’06 – Present Since 2012 Since 2011	President, CEO, Co-Chief Investment Officer and Director of Research of Rochdale Investment Management LLC.	Directs portfolio management strategies and investment research efforts and determines companies that satisfy the firm’s criteria for inclusion in client portfolios.

The following individuals at the Sub-Adviser have primary responsibility for managing the Fund.

Robert Discolo is a Managing Director, Alternative Investments and Head of the Hedge Fund Solutions Group of PineBridge Investments.  Mr. Discolo joined the firm in 1999.  Mr. Discolo, who is also a member of PineBridge Investments’ Hedge Fund Investment Selection Committee has over 20 years experience with major financial institutions in various capacities relating to investment products, primarily hedge and private equity funds.  Previously, he held positions at PaineWebber Inc., Bank Julius Baer, and Merrill Lynch & Co., where his responsibilities included creating portfolios of hedge funds for private and institutional clients, development of hedge fund and private equity products, oversight of business structure and development for hedge funds and hedge fund of funds, and managing the evaluation and selection process of hedge funds for both discretionary and advisory clients.  Mr. Discolo was also President of the European Warrant Fund (a NYSE listed closed-end fund) and Julius Baer International Equity Fund.  Mr. Discolo received a BS in accounting from St. John’s University and an MBA from the Lubin School of Business at Pace University.  He holds Series 7 and Series 24 licenses and he is a CFA and CAIA charterholder.  Mr. Discolo is also a CPA and a member of the AICPA, CFA Institute, CAIA Institute, GARP, and New York Society of Security Analysts.

Vinti Khanna is a Managing Director, Hedge Fund Solutions Group of PineBridge Investments. Ms. Khanna joined the firm in 2002 and is currently responsible for coordinating portfolio manager research for the Hedge Fund Solutions Group, monitoring existing investments and making recommendations for investments to the PineBridge Investments’ Hedge Fund Investments Selection Committee. Ms. Khanna is also involved in all aspects of the investment process including sourcing new managers, manager due diligence, risk management and portfolio construction. Before joining the firm, she was an Associate at Goldman Sachs Princeton from 1999 to 2002. Her responsibilities included conducting analysis on multi-manager hedge fund portfolios, analyzing and evaluating hedge fund managers using diverse strategies in alternative investments, and recommending new managers for funding. From 1997 to 1999, she was in the Emerging Markets Equities Group at Goldman Sachs Asset Management with a focus on Latin America. Ms. Khanna received a BA from the University of Delhi, India and an MBA from SDA Bocconi in Milan, Italy. Ms. Khanna holds a Series 7 and Series 63 license.

Holdings

None of the portfolio managers of PineBridge Investments LLC (the “Sub-Adviser”) listed above own shares of the Rochdale Core Alternative Strategies Fund.

Name	Number of Registered Investment Companies Managed and Total Assets for Such Accounts (Including The Trust)	Beneficial Ownership of Equity Securities In Trust	Number of Other Pooled Investment Vehicles Managed and Total Assets for Such Accounts	Number of Other Accounts Managed and Total Assets For Such Accounts
Carl Acebes	6, $1,044 million	$0	11, $1,209 million	71, $63.5 million
Garrett R. D’Alessandro	6, $1,044 million	$0	11, $1,209 million	120, $247 million

Other Accounts Managed by the Portfolio Managers of the Sub-Adviser for the Master Fund.

The following table indicates the type (Registered Investment Company (“RIC”), Other Pooled Investments (“OPI”), and Other Accounts (“OA”)), number of accounts, and total assets of the accounts for which each Portfolio Manager of the Sub-Adviser had day-to-day responsibilities as of September 30, 2012.

		No. of Accounts	Market Value
Robert Discolo	RIC	1	$54,426,087
	performance fee	1	$54,426,087
	OPI	16	$702,009,349
	performance fee	13	$677,689,210
	OA	3	$2,555,116,144
	performance fee	3	$2,555,116,144
Vinti Khanna	RIC	1	$54,426,087
	performance fee	1	$54,426,087
	OPI	16	$702,009,349
	performance fee	13	$677,689,210
	OA	3	$2,555,116,144
	performance fee	3	$2,555,116,144

Mr. Acebes receives an annual salary established by the Manager. Salary levels are based on the overall performance of the Manager and not on the investment performance of any particular Portfolio or account. Like the Manager’s other employees, Mr. Acebes is eligible for a bonus annually. Such bonuses are also based on the performance of the Manager as a whole and not on the investment performance of any particular Portfolio or account.

Mr. D’Alessandro receives an annual salary established by the Manager. Salary levels are based on the overall performance of the Manager and not on the investment performance of any particular Portfolio or account. Like the Manager’s other employees, Mr. D’Alessandro is eligible for a bonus annually. Such bonuses are also based on the performance of the Manager as a whole and not on the investment performance of any particular Portfolio or account.

Sub-Adviser Compensation Disclosure

Besides a base salary, which is consistent with regional market levels for the retention of superior staff, the Sub-Adviser’s investment professionals’ incentives are as follows:

Bonus compensation for investment professionals is based on a discretionary plan combined with the overall performance of the firm.

Portfolio managers are evaluated on the performance of the portfolios they manage compared to the relevant benchmarks. Research analysts are evaluated based on the value that their recommendations contribute to the performance of the portfolio.

CONFLICTS OF INTEREST

THE MANAGER, SUB-ADVISER AND THEIR AFFILIATES

The Manager, Sub-Adviser and their affiliates and their directors, officers,  employees or the independent members of the Sub-Adviser’s Asset and Strategy Allocation Committee (collectively, the “Advisory Affiliates”) carry on substantial investment activities for their own accounts and for, hedge funds, mutual funds, institutions, and individual clients (collectively, “Advisory Clients”). The Master Fund has no interest in these activities. The Manager, Sub-Adviser and their Advisory Affiliates will be engaged in substantial activities other than on behalf of the Master Fund and may have conflicts of interest (1) in allocating their time and activity between The Master Fund and such other activities and (2) in allocating investments among the Advisory Clients.

The Manager, the Sub-Adviser or another Advisory Affiliate may determine that an investment opportunity in a particular Hedge Fund is appropriate for an Advisory Client or for itself, but the Manager or the Sub-Adviser may determine that such investment opportunity is not appropriate for the Master Fund. Situations also may arise in which Advisory Affiliates or Advisory Clients have made investments that would have been suitable for investment by the Master Fund but, for various reasons, were not pursued by, or available to, the Master Fund. The investment activities of the Advisory Affiliates may disadvantage the Master Fund in certain situations if, among other reasons, the investment activities limit the Master Fund’s ability to invest in a particular investment vehicle or investment.

The Advisory Affiliates or Advisory Clients may have an interest in an account managed by, or enter into relationships with, a Hedge Fund Manager or its affiliates on terms, including fees and expenses, that are different than an interest in the Master Fund. The Manager, the Sub-Adviser and Advisory Affiliates may own securities of issuers that are also held by the Hedge Funds or by the Master Fund. However, in making investment decisions for the Master Fund, the Manager and the Sub-Adviser do not obtain or use material inside information acquired by any Advisory Affiliates in the course of purchasing such securities.

The Manager is a privately held business and does not directly engage in administration and custody businesses with any Hedge Fund. In view of this, the Manager is of the opinion that it has fewer conflicts of interest within the Hedge Fund community and thus it is able to be relatively unbiased in supervising the Sub-Adviser’s selecting from a large pool of Hedge Funds.

Sub-Adviser Conflicts of Interest Disclosure

The Sub-Adviser aims to conduct its activities in such a manner that permits it to deal fairly with each of its clients on an overall basis in accordance with applicable securities laws and fiduciary obligations. In that regard, the Sub-Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which the Sub-Adviser believes address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). The Sub-Adviser also monitors a variety of areas, including compliance with guidelines of Rochdale Core Alternative Strategies Master Fund, LLC and other accounts it manages and compliance with the Sub-Adviser’s Code of Ethics. Furthermore, the Sub-Adviser’s management periodically reviews the performance of a portfolio manager. Although the Sub-Adviser does not track the time a portfolio manager spends on a single portfolio, the Sub-Adviser does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of such portfolio manager’s accounts.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during the period.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Core Alternative Strategies Fund TEI LLC

By (Signature and Title) /s/ Garrett R. D'Alessandro
                                                 Garrett R. D’Alessandro, President

Date  December 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Garrett R. D'Alessandro
                                                 Garrett R. D’Alessandro, President

Date  December 4, 2012

By (Signature and Title) /s/ William O'Donnell
                                                 William O’Donnell, Treasurer

Date  December 4, 2012